CHARTER
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT BENEFIT LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 31, 2002
TO
PROSPECTUSES DATED MAY 1, 2000
and
MAY 1, 2002

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This supplement contains information about the Liberty All-Star Equity Sub-Account.

Westwood Management Corp., a portfolio manager of the Liberty All-Star Equity Fund, Variable Series, has been replaced by Schneider Capital Management Corporation.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

NYKC.SUP	05/02